Shareholder Report, Holdings (Details)	Jun. 30, 2024
PPM Core Plus Fixed Income Fund (Institutional) | Treasury United States Departmentof 28805153228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PPM Core Plus Fixed Income Fund (Institutional) | Treasury United States Departmentof 38808153329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PPM Core Plus Fixed Income Fund (Institutional) | State Street U S Government Money Market Fund 51930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PPM Core Plus Fixed Income Fund (Institutional) | Federal National Mortgage Association Inc 30005014631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PPM Core Plus Fixed Income Fund (Institutional) | Treasury United States Departmentof 13811153132 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PPM Core Plus Fixed Income Fund (Institutional) | Treasury United States Departmentof 15002153033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PPM Core Plus Fixed Income Fund (Institutional) | Treasury United States Departmentof 37508154134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PPM Core Plus Fixed Income Fund (Institutional) | Treasury United States Departmentof 35002153335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PPM Core Plus Fixed Income Fund (Institutional) | The Bankof New York Mellon Corporation 64710253436 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PPM Core Plus Fixed Income Fund (Institutional) | Government National Mortgage Association 25003205137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PPM Core Plus Fixed Income Fund (Institutional) | Total Net Assets 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
PPM Core Plus Fixed Income Fund (Institutional) | A A A [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
PPM Core Plus Fixed Income Fund (Institutional) | A A [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
PPM Core Plus Fixed Income Fund (Institutional) | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
PPM Core Plus Fixed Income Fund (Institutional) | B B B [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
PPM Core Plus Fixed Income Fund (Institutional) | B B [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
PPM Core Plus Fixed Income Fund (Institutional) | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PPM Core Plus Fixed Income Fund (Institutional) | C C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
PPM Core Plus Fixed Income Fund (Institutional) | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
PPM Core Plus Fixed Income Fund (Institutional) | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PPM Core Plus Fixed Income Fund (Institutional) | Unassigned [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
PPM Core Plus Fixed Income Fund (Institutional) | Total Inv [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PPM Core Plus Fixed Income Fund (Institutional) | Financials 14 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
PPM Core Plus Fixed Income Fund (Institutional) | U S Government Agency M B S 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
PPM Core Plus Fixed Income Fund (Institutional) | Government Securities 16 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
PPM Core Plus Fixed Income Fund (Institutional) | Non U S Government Agency A B S 17 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PPM Core Plus Fixed Income Fund (Institutional) | Energy 18 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PPM Core Plus Fixed Income Fund (Institutional) | Utilities 19 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PPM Core Plus Fixed Income Fund (Institutional) | Consumer Discretionary 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PPM Core Plus Fixed Income Fund (Institutional) | Health Care 21 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PPM Core Plus Fixed Income Fund (Institutional) | Industrials 22 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PPM Core Plus Fixed Income Fund (Institutional) | Materials 23 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PPM Core Plus Fixed Income Fund (Institutional) | Other Sectors 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PPM Core Plus Fixed Income Fund (Institutional) | Total Net Assets 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PPM Core Plus Fixed Income Fund (Institutional) | Corporate Bonds And Notes 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.10%
PPM Core Plus Fixed Income Fund (Institutional) | Government And Agency Obligations 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
PPM Core Plus Fixed Income Fund (Institutional) | Non U S Government Agency Asset Backed Securities 5 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PPM Core Plus Fixed Income Fund (Institutional) | Senior Floating Rate Instruments 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PPM Core Plus Fixed Income Fund (Institutional) | Short Term Investments 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PPM Core Plus Fixed Income Fund (Institutional) | Total Net Assets 8 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
PPM High Yield Core Fund (Institutional) | Total Net Assets 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PPM High Yield Core Fund (Institutional) | State Street Navigator Lending Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PPM High Yield Core Fund (Institutional) | State Street U S Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PPM High Yield Core Fund (Institutional) | Carnival Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PPM High Yield Core Fund (Institutional) | Energean Israel Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PPM High Yield Core Fund (Institutional) | M C E Finance Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PPM High Yield Core Fund (Institutional) | Organon And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PPM High Yield Core Fund (Institutional) | Cimpress N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PPM High Yield Core Fund (Institutional) | Enerflex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PPM High Yield Core Fund (Institutional) | Pilgrim Pride Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PPM High Yield Core Fund (Institutional) | Big V Chinook [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PPM High Yield Core Fund (Institutional) | A A A [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
PPM High Yield Core Fund (Institutional) | A A [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
PPM High Yield Core Fund (Institutional) | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PPM High Yield Core Fund (Institutional) | B B B [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
PPM High Yield Core Fund (Institutional) | B B [Member]
Holdings [Line Items]
Percent of Total Investments	47.20%
PPM High Yield Core Fund (Institutional) | B [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
PPM High Yield Core Fund (Institutional) | C C C [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
PPM High Yield Core Fund (Institutional) | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PPM High Yield Core Fund (Institutional) | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
PPM High Yield Core Fund (Institutional) | Unassigned [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PPM High Yield Core Fund (Institutional) | Total Inv [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PPM High Yield Core Fund (Institutional) | Energy 18 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PPM High Yield Core Fund (Institutional) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PPM High Yield Core Fund (Institutional) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PPM High Yield Core Fund (Institutional) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
PPM High Yield Core Fund (Institutional) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
PPM High Yield Core Fund (Institutional) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PPM High Yield Core Fund (Institutional) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PPM High Yield Core Fund (Institutional) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PPM High Yield Core Fund (Institutional) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PPM High Yield Core Fund (Institutional) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PPM High Yield Core Fund (Institutional) | Other Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PPM High Yield Core Fund (Institutional) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PPM High Yield Core Fund (Institutional) | Corporate Bonds And Notes 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
PPM High Yield Core Fund (Institutional) | Senior Floating Rate Instruments 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PPM High Yield Core Fund (Institutional) | Short Term Investments 7 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PPM High Yield Core Fund (Institutional) | Total Net Assets 8 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%